Consolidated Statement of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities:
Profit/(loss) for the year	$ (11,507)		$ 266,281		$ 73,680
Items included in net income not affecting cash flows:
Depreciation and amortization	128,639		124,245		115,584
Impairment charges	0		12,560		0
Amortization of upfront fees	2,550		5,538		8,003
(Gain)/loss, sale of vessel	(15,153)		0		0
Fair value (gain)/loss on derivative financial liabilities	(12,450)		8,074		9,863
Compensation related to options and restricted stock	4,347		5,106		2,331
(Gain)/loss modification of debt	(3,049)		0		0
Share of profit in associated companies	(1,278)		(1,193)		(852)
Changes in operating assets and liabilities:
Accounts receivable and accrued revenues	(301)		77,788		(47,651)
Capitalized voyage expenses	(356)		3,111		(2,518)
Prepaid expenses	523		(2,265)		(508)
Accounts payable and accrued expenses	1,510		(6,914)		(1,033)
Deferred shipping revenues	(11,372)		15,306		930
Bunker inventory	(21,542)		22,231		(1,874)
Net cash provided by/(used in) operating activities	60,562		529,870		155,956
Cash flows from investing activities:
Investment in vessels	(174,558)		(27,117)		(53,803)
Proceeds from sale of vessels	87,062		0		0
Dividend received from associated company	1,031		835		513
Investment in other property, plant and equipment	(48)		(435)		(79)
Net cash provided by/(used in) investing activities	(86,512)		(26,717)		(53,369)
Cash flows from financing activities
Cash dividends paid	(22,083)		(214,669)		(28,685)
Repayment principal element of lease liability	(611)		(467)		(370)
Issuance of long-term debt	355,840		70,862		64,990
Purchase of treasury shares	(32,178)		0		(3,248)
Issuance of convertible bonds	0		0		(7)
Repayment of long-term debt	(283,000)		(357,595)		(156,430)
Repayment of convertible bonds	0		0		(6,426)
Net cash provided by/(used in) financing activities	17,967		(501,868)		(130,176)
Net (decrease)/increase in cash and cash equivalents	(7,983)		1,285		(27,588)
Cash and cash equivalents at beginning of period	68,641	[1],[2]	67,356		94,944
Cash and cash equivalents at end of period	60,658	[1],[2]	68,641	[1],[2]	67,356
Specification of items included in operating activities:
Interest paid	23,196		35,404		49,233
Interest received	$ 6		$ 212		$ 1,077

[1]	Amortized cost.
[2]	Cash and cash equivalents include $289 thousand in restricted cash in 2021 and $299 thousand in 2020, including employee withholding tax.